Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IncomeStatementsLineItems [Line Items]
Total revenues	$ 7,166	[1],[2]	$ 11,375	[3],[4]	$ 9,351	[5],[6]
Total cost of revenues	5,180		9,382		7,517
Gross profit	1,986		1,993		1,834
Expenses:
Research and development (note 24)	4,017		4,751		4,462
Sales and marketing	1,216		1,377		475
General and administration (note 25)	9,662		13,933		13,599
Loss on impairment (note 7,9)	1,727		1,027	[7]
Operating loss	(14,636)	[1],[2]	(19,095)	[3],[4],[7]	(16,702)	[5],[6]
Loss (gain) on revaluation of warrant liabilities (note 17)	4,389		(1,255)		254
Financial income	(158)		(85)
Financial expenses (note 27)	396		302		1,391
Net loss for the period	(19,263)	[1],[2]	(18,057)	[3],[4]	(18,347)	[5],[6]
Less: Net loss attributable to non-controlling interests	(2,267)		(1,996)		(1,790)
Net loss attributable to the Company’s shareholders	(16,996)		(16,061)		(16,557)
Items that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	775		303		(936)
Remeasurement loss from defined benefit plans	6		1		10
Other comprehensive income (loss)	781		304		(926)
Total comprehensive loss for the year	(18,482)		(17,753)		(19,273)
Less: Comprehensive loss attributable to non-controlling interests	(2,267)		(1,996)		(1,790)
Comprehensive loss attributable to the Company’s shareholders	$ (16,215)		$ (15,757)		$ (17,483)
Basic loss per share	$ (0.80)		$ (1.15)	[8],[9]	$ (1.50)	[7],[9]
Diluted loss per share	$ (0.80)		$ (1.15)	[8],[9]	$ (1.50)	[7],[9]
Basic, Weighted average number of shares outstanding	21,369,527		13,899,212		11,072,711
Diluted, Weighted average number of shares outstanding	21,369,527		13,899,212		11,072,711
Products [member]
IncomeStatementsLineItems [Line Items]
Total revenues	$ 4,844		$ 9,212		$ 7,646
Total cost of revenues	3,258		7,959		6,354
Services [member]
IncomeStatementsLineItems [Line Items]
Total revenues	2,322		2,163		1,705
Total cost of revenues	$ 1,922		$ 1,423		$ 1,163

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.
[7]	An adjustment to reflect an immaterial incorrect classification.
[8]	An adjustment to reflect an immaterial incorrect classification.
[9]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.